Investment Strategy	Jan. 07, 2026
TSPY LIFT ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments that are designed to provide, in the aggregate, 120% - 140% exposure to the price performance of TSPY on a daily basis (with the Fund rebalancing to 130% exposure if the exposure goes above or below 120% or 140%, respectively). The Fund will primarily use swaps to obtain its desired exposure to TSPY but may also seek to achieve its investment objective by purchasing call options on TSPY. The Adviser will determine the allocation of the Fund’s investments in swap agreements and call options based upon various factors including, but not limited to, counterparty capacity, financing charges, liquidity, collateral availability, and overall market conditions for a particular instrument.

The Fund will enter into one or more swap agreements with financial institutions whereby the Fund and the financial institution will agree to exchange the return on a notional amount designed to provide, on a daily basis, investment exposure equal to approximately 130% of the Fund’s net assets to the performance of TSPY. If the Adviser determines to use call options, the Fund will purchase exchange traded call options, including “FLEX Options.” Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the asset, in case of certain call options) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the asset, in case of certain call options) at a certain defined price. FLexible EXchange® Options (“FLEX Options”) are customized options contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter (OTC) options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The FLEX Options are listed on the Cboe Exchange, Inc. (“Cboe”). The Fund may take delivery of the underlying security (TSPY) if it chooses to exercise a call option and either hold or sell the security in the secondary markets. Standard listed options on ETFs are typically American-style and may be exercised at any time prior to expiration, whereas certain FLEX Options may be European-style and exercisable only at expiration; the terms of the option will govern.

The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of TSPY. At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to TSPY is consistent with the Fund’s investment objective. The impact of TSPY’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of TSPY has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of TSPY has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover. On a day-to-day basis, the Fund is expected to hold money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements.

Generally, the Fund pursues its investment objective regardless of market conditions and does not generally take defensive positions. If the Fund’s underlying security moves more than 77% on a given trading day in a direction adverse to the Fund, the Fund’s investors would lose all of their money.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day. The Fund is “non-diversified,” under the Investment Company Act of 1940, as amended. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

Information about TSPY

TappAlpha SPY Growth & Daily Income ETF is an actively managed exchange traded fund (“ETF”) that seeks to achieve its investment objectives through the use of a call option strategy that combines a long position in SPY, an exchange-traded fund designed to track the performance of the S&P 500® Index, with short positions in certain call options. The strategy is a daily covered call option strategy that sells “out of the money” call options with zero days to expiration each day, known as a “daily call”. Daily call options having zero days to expiration are also known as “0DTE” options.  TappAlpha SPY Growth & Daily Income ETF is a series of the ETF Opportunities Trust, which is registered under the Securities Act of 1933, as amended (the “Securities Act”). Information provided to or filed with the Securities and Exchange Commission by the ETF Opportunities Trust on behalf of the TappAlpha SPY Growth & Daily Income ETF pursuant to the Securities Act can be located by reference to the Securities and Exchange Commission file number 333-234544 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding TappAlpha SPY Growth & Daily Income ETF may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. The Fund and TSPY are each advised and sub-advised by the same investment adviser and sub-adviser and are therefore considered affiliated funds. As a result of this affiliation, the Adviser and Sub-Adviser face potential conflicts of interest when allocating investments among the Fund and TSPY, including with respect to portfolio construction, trading decisions, and the timing and size of investments in affiliated funds. In addition, although the Fund will not invest directly in TSPY, the Adviser and Sub-Adviser may have an incentive to cause the Fund to invest in affiliated funds in order to increase assets under management and advisory fees. The Adviser seeks to manage these conflicts in a manner it believes is consistent with its fiduciary duties and applicable law.

The Fund has derived all disclosures contained in this document regarding the TappAlpha SPY Growth & Daily Income ETF from the publicly available documents described above. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of TSPY have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning the TappAlpha SPY Growth & Daily Income ETF could affect the value of the Fund’s investments with respect to TSPY and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 130% of the return of the underlying security over the same period. The Fund will lose money if the underlying security performance is flat over time, and as a result of daily rebalancing, the underlying security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the underlying security’s performance increases over a period longer than a single day.

The Fund may enter into swap agreements with a limited number of counterparties. If the underlying security has a dramatic move in price that causes a material decline in the Fund’s NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Strategy Portfolio Concentration [Text]	The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments that are designed to provide, in the aggregate, 120% - 140% exposure to the price performance of TSPY on a daily basis (with the Fund rebalancing to 130% exposure if the exposure goes above or below 120% or 140%, respectively).
TDAQ LIFT ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments that are designed to provide, in the aggregate, 120% - 140% exposure to the price performance of TDAQ on a daily basis (with the Fund rebalancing to 130% exposure if the exposure goes above or below 120% or 140%, respectively). The Fund will primarily use swaps to obtain its desired exposure to TDAQ but may also seek to achieve its investment objective by purchasing call options on TDAQ . The Adviser will determine the allocation of the Fund’s investments in swap agreements and call options based upon various factors including, but not limited to, counterparty capacity, financing charges, liquidity, collateral availability, and overall market conditions for a particular instrument.

The Fund will enter into one or more swap agreements with financial institutions whereby the Fund and the financial institution will agree to exchange the return on a notional amount designed to provide, on a daily basis, investment exposure equal to approximately 130% of the Fund’s net assets to the performance of TDAQ. If the Adviser determines to use call options, the Fund will purchase exchange traded call options, including “FLEX Options.” Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the asset, in case of certain call options) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the asset, in case of certain call options) at a certain defined price. FLexible EXchange® Options (“FLEX Options”) are customized options contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter (OTC) options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The FLEX Options are listed on the Cboe Exchange, Inc. (“Cboe”). The Fund may take delivery of the underlying security (TDAQ) if it chooses to exercise a call option and either hold or sell the security in the secondary markets. Standard listed options on ETFs are typically American-style and may be exercised at any time prior to expiration, whereas certain FLEX Options may be European-style and exercisable only at expiration; the terms of the option will govern.

The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of TDAQ. At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to TDAQ is consistent with the Fund’s investment objective. The impact of TDAQ’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of TDAQ has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of TDAQ has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover. On a day-to-day basis, the Fund is expected to hold money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements.

Generally, the Fund pursues its investment objective regardless of market conditions and does not generally take defensive positions. If the Fund’s underlying security moves more than 77% on a given trading day in a direction adverse to the Fund, the Fund’s investors would lose all of their money.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day. The Fund is “non-diversified,” under the Investment Company Act of 1940, as amended. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

Information about TDAQ

TappAlpha Innovation 100 Growth & Daily Income ETF is an actively managed exchange traded fund (“ETF”) that seeks to achieve its investment objectives through the use of a call option strategy that combines a long position in QQQ, a unit investment trust designed to track the investment results of the NASDAQ-100 Index®, with short positions in certain call options. The strategy is a daily covered call option strategy that sells “out of the money” call options with zero days to expiration each day, known as a “daily call”. Daily call options having zero days to expiration are also known as “0DTE” options. TappAlpha Innovation 100 Growth & Daily Income ETF is a series of the ETF Opportunities Trust, which is registered under the Securities Act of 1933, as amended (the “Securities Act”). Information provided to or filed with the Securities and Exchange Commission by the ETF Opportunities Trust on behalf of the TappAlpha Innovation 100 Growth & Daily Income ETF pursuant to the Securities Act can be located by reference to the Securities and Exchange Commission file number 333-234544 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding TappAlpha Innovation 100 Growth & Daily Income ETF may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. The Fund and TDAQ are each advised and sub-advised by the same investment adviser and sub-adviser and are therefore considered affiliated funds. As a result of this affiliation, the Adviser and Sub-Adviser face potential conflicts of interest when allocating investments among the Fund and TDAQ, including with respect to portfolio construction, trading decisions, and the timing and size of investments in affiliated funds. In addition, although the Fund will not invest directly in TDAQ, the Adviser and Sub-Adviser may have an incentive to cause the Fund to invest in affiliated funds in order to increase assets under management and advisory fees. The Adviser seeks to manage these conflicts in a manner it believes is consistent with its fiduciary duties and applicable law.

The Fund has derived all disclosures contained in this document regarding the TappAlpha Innovation 100 Growth & Daily Income ETF from the publicly available documents described above. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of TDAQ have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning the TappAlpha Innovation 100 Growth & Daily Income ETF could affect the value of the Fund’s investments with respect to TDAQ and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 130% of the return of the underlying security over the same period. The Fund will lose money if the underlying security performance is flat over time, and as a result of daily rebalancing, the underlying security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the underlying security’s performance increases over a period longer than a single day.

The Fund may enter into swap agreements with a limited number of counterparties. If the underlying security has a dramatic move in price that causes a material decline in the Fund’s NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Strategy Portfolio Concentration [Text]	The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments that are designed to provide, in the aggregate, 120% - 140% exposure to the price performance of TDAQ on a daily basis (with the Fund rebalancing to 130% exposure if the exposure goes above or below 120% or 140%, respectively).